Cover	Jan. 28, 2025
Cover [Abstract]
Entity Registrant Name	MARINE PRODUCTS CORPORATION
Entity Central Index Key	0001129155
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 28, 2025
Entity File Number	1-16263
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	58-2572419
Entity Address Address Line 1	2801 Buford Highway NE
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30329
City Area Code	404
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	321-7910
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	MPX
Security Exchange Name	NYSE